UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number  811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:  650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/17

Item 1. Reports to Stockholders.

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

The six months ended November 30, 2017, benefited from mostly upbeat economic data as the US job market continued to improve and the unemployment rate declined. Accordingly, the US Federal Reserve (Fed) increased its target range for the federal funds rate a quarter point to 1.00%–1.25% at its June meeting. The Fed held steady during the remainder of the period with inflation under control and below its 2.0% target.

During the period, the US bond market in general, and municipal bonds in particular, performed positively as demand for fixed income increased. Factors contributing to this positive investment environment for municipals included consistently low inflation and steady interest rates, unstable wage growth, geopolitical concerns and federal government fiscal reform uncertainty.

A couple of weeks after the end of the reporting period, the Fed raised its target range a quarter point to 1.25%–1.50% amid ongoing labor market strength and rising economic activity in the US. The Fed’s inflation outlook remained essentially the same.

In addition, Franklin New York Tax-Free Income Fund’s semiannual report includes more detail about municipal bond market conditions and a discussion from the portfolio managers. On our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds can provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. We appreciate your confidence in us and encourage you to contact us when you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin New York Tax-Free Income Fund

Sheila Amoroso

Rafael R. Costas Jr.

Senior Vice Presidents and Co-Directors

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of November 30, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	May Lose Value	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin New York Tax-Free Income Fund

This semiannual report for Franklin New York Tax-Free Income Fund covers the period ended November 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York state personal income taxes, and at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.1

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.20 on May 31, 2017, to $10.99 on November 30, 2017. The Fund’s Class A shares paid dividends totaling 18.48 cents per share for the reporting period.2 The Performance Summary beginning on page 6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.17% based on an annualization of November’s 3.03 cent per share dividend and the maximum offering price of $11.48 on November 30, 2017. An investor in the 2017 maximum combined effective federal and New York state and City personal income tax bracket of 51.07% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.48% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Credit Quality Composition*

11/30/17

Ratings	% of Total Investments

AAA	22.38%

AA	49.79%

A	14.93%

BBB	0.20%

Below Investment Grade	0.44%

Refunded	10.91%

Not Rated	1.35%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The municipal bond market outperformed the US Treasury market but underperformed the US stock market during the six-month period ended November 30, 2017. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +0.40% total return for the period, while US Treasuries, as measured by the Bloomberg Barclays US Treasury Index, had a -0.04% total return.3 US

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, US investors must be properly certified on Form W-9 and non-US investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 13.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

equities, as represented by the Standard & Poor’s® 500 Index, delivered a +10.89% total return for the reporting period.3

Dividend Distributions*

6/1/17–11/30/17

	Dividend per Share (cents)
Month	Class A	Class C	Class R6**	Advisor Class
June	3.18	2.66	—	3.27
July	3.18	2.66	—	3.27
August	3.03	2.51	—	3.12
September	3.03	2.51	3.14	3.12
October	3.03	2.51	3.14	3.12
November	3.03	2.51	3.14	3.12
Total	18.48	15.36	9.42	19.02

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Effective 8/1/17, the Fund began offering Class R6 shares. See the prospectus for details.

Municipal issuance in 2017 was $365 billion through November.4 This represents a 14% decline from the first 11 months of 2016, during which time $426 billion in primary market supply was sold.4 Barclays noted that after accounting for redemptions (bonds that matured or were called out of the market), net issuance stands at $36 billion thus far in 2017.5 According to the Investment Company Institute’s Trends in Mutual Fund Investing, municipal bond funds continued to report inflows. Net inflows totaled approximately $1.4 billion in November, bringing year-to-date flows to $27.5 billion.6 The data indicated that inflows can be primarily attributed to money going into long-term and national municipal bond funds. Strong demand, combined with diminished bond supply, continued to be a factor in the municipal asset class.

In general, the US bond market performed well in municipals as a variety of factors continued to cause demand for fixed income to soar. Investor skepticism about the strength of the US economy, consistently low readings on the inflation front, a lack of persistent wage growth, concerns over North Korea’s nuclear ambitions and questions about the Trump administration’s ability to pass fiscal legislation have all led to a robust investment environment for municipals and US-based fixed income in general.

The Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% at its June meeting. The target range stood at 1.00%–1.25% at period-end. The Fed also increased the discount rate 0.25% to 1.75% in June. The Fed decided to raise interest rates at its June meeting due to the strength of the US jobs market and continued economic growth.

The central bank made no change to its short-term interest rate policy at its November meeting. In the Federal Open Market Committee statement released on November 1, 2017, the Fed indicated that the labor market has continued to strengthen and that economic activity has been rising at a solid rate despite hurricane-related disruptions. The Committee also stated that on a 12-month basis, overall inflation excluding food and energy prices have declined. The Committee mentioned that the balance sheet normalization program initiated in October 2017 is proceeding.

Several developments affected Puerto Rico bonds over the reporting period. Please visit franklintempleton.com/ investor/products/fund-resources/puerto-rico for the latest Puerto Rico updates from Franklin Templeton.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

State Update

Over the six months under review, New York’s robust and well-diversified economy continued to progress. The state has a significant presence of corporate headquarters and attracts a highly educated and global workforce. However, unemployment increased from 4.4% in May 2017 to 4.7% at period-end, which was higher than the national average of 4.1%.7

New York’s fiscal year 2018 budget continued to emphasize structural balance through controlled spending. The enacted budget included investments in education and infrastructure, as well as a tax rate extension on millionaires. The state set aside funding for tax stabilization and rainy day reserves.

Additionally, New York primarily used monetary settlements from various financial institutions for one-time investments.

4. Source: The Bond Buyer, Thomson Reuters.

5. Source: Barclays Municipal Credit Research.

6. Source: Investment Company Institute, Trends in Mutual Fund Investing November 2017, 12/28/17.

7. Source: Bureau of Labor Statistics.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

New York’s net tax-supported debt was moderately high at 5.3% of personal income and $3,070 per capita, compared with the 2.5% and $1,006 national medians, respectively.8 During the period under review, independent credit rating agency Standard & Poor’s (S&P) affirmed its AA+ rating and stable outlook on New York’s general obligation debt.9 S&P’s rating reflected its view of the state’s adequate liquidity, stable budget and financial trends, prudent use of monetary settlements, and well-funded pension system. According to S&P, these strengths are counterbalanced by volatility in the state’s income tax receipts and a large, unfunded other postemployment benefit liability.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities, while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Portfolio Composition

11/30/17

% of Total Investments*
Transportation	19.5%
Tax-Supported	19.4%
Refunded**	19.2%
Subject to Government Appropriations	11.1%
Utilities	10.6%
Higher Education	6.0%
General Obligation	5.9%
Corporate-Backed	3.3%
Hospital & Health Care	2.0%
Housing	1.5%
Other Revenue	1.5%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Manager’s Discussion

The combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the reporting period. Consistent with our strategy, we sought to remain close to fully invested in bonds ranging from 20 to 30 years in maturity with good call features. In line with our relative value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles designed to leverage the portfolio. During the period, the Fund had no exposure to inverse floaters or any other form of leverage. Also, as the alternative minimum tax (AMT) affects more individuals each year, we held no bonds subject to AMT to prevent a taxable situation for individuals subject to AMT.

The Fund holds a very small portion of its assets in Puerto Rico bonds, which have traded materially lower following the recent hurricanes. Puerto Rico and its municipal issuers continue to experience significant financial difficulties and we continue to monitor developments affecting them.

We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders. Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8. Source: Moody’s Investors Service, State Government - US: Medians - Total State Debt Remains Essentially Flat in 2017, 5/3/17.

9. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Performance Summary as of November 30, 2017

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[1]	Average Annual Total Return[2]

A
6-Month	-0.23%	-4.50%
1-Year	+1.92%	-2.45%
5-Year	+6.52%	+0.39%
10-Year	+40.57%	+3.01%

Advisor
6-Month	-0.18%	-0.18%
1-Year	+2.11%	+2.11%
5-Year	+7.04%	+1.37%
10-Year	+41.88%	+3.56%

Share Class	Distribution Rate[3]	Taxable Equivalent Distribution Rate[4]	30-Day Standardized Yield[5]	Taxable Equivalent 30-Day Standardized Yield[4]
A	3.17%	6.48%	1.34%	2.74%
Advisor	3.40%	6.95%	1.50%	3.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Net Asset Value

Share Class (Symbol)	11/30/17	8/1/17	5/31/17	Change
A (FNYTX)	$10.99	N/A	$11.20	-$0.21
C (FNYIX)	$10.98	N/A	$11.19	-$0.21
R6 (FKTJX)	$11.00	$11.15	N/A	-$0.15
Advisor (FNYAX)	$11.00	N/A	$11.21	-$0.21

Distributions (6/1/17–11/30/17)

Share Class	Net Investment Income
A	$0.1848
C	$0.1536
R6 (8/1/17–11/30/17)	$0.0942
Advisor	$0.1902

Total Annual Operating Expenses6

Share Class
A	0.61%
Advisor	0.51%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/17.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/19/17 for the maximum combined effective federal and New York state and City personal income tax rate of 51.07%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value[1]	Ending Account Value 11/30/17	Expenses Paid During Period[2,3]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[3]	Annualized Expense Ratio[4]

A	$1,000	$997.70	$3.05	$1,022.01	$3.09	0.61%
C	$1,000	$994.90	$5.85	$1,019.20	$5.92	1.17%
R6	$1,000	$994.90	$1.59	$1,014.98	$1.60	0.48%
Advisor	$1,000	$998.20	$2.60	$1,022.46	$2.64	0.52%

1. For Classes A, C and Advisor, 6/1/17 for Actual and Hypothetical. For Class R6, 8/1/17 for Actual and 6/1/17 for Hypothetical.

2. For Classes A, C and Advisor, 6/1/17–11/30/17. For Class R6, 8/1/17–11/30/17.

3. Expenses are equal to the annualized expense ratio for the six-month period as indicated above––in the far right column––multiplied by the simple average account value over the period indicated, and then multiplied by 185/365 to reflect the one-half year period. The multiplier is 121/365 for Actual Class R6 expenses to reflect the number of days since inception.

4. For Class R6, reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Financial Highlights

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016	2015	2014	2013

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.20	$11.54	$11.58	$11.69	$11.98	$12.09

Income from investment operations[a]:

Net investment income[b]	0.18	0.39	0.41	0.43	0.46	0.43

Net realized and unrealized gains (losses)	(0.21)	(0.33)	(0.04)	(0.11)	(0.30)	(0.11)

Total from investment operations	(0.03)	0.06	0.37	0.32	0.16	0.32

Less distributions from net investment income	(0.18)	(0.40)	(0.41)	(0.43)	(0.45)	(0.43)

Net asset value, end of period	$10.99	$11.20	$11.54	$11.58	$11.69	$11.98

Total return[c]	(0.23)%	0.52%	3.30%	2.76%	1.52%	2.65%

Ratios to average net assets[d]

Expenses	0.61%	0.61%	0.61%	0.61%	0.60%	0.60%

Net investment income	3.29%	3.45%	3.59%	3.67%	4.03%	3.55%

Supplemental data

Net assets, end of period (000’s)	$3,702,033	$3,892,131	$4,131,002	$4,319,062	$4,599,685	$5,532,799

Portfolio turnover rate	6.69%	17.44%	4.14%	6.54%	4.74%	12.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016	2015	2014	2013

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.19	$11.52	$11.57	$11.67	$11.97	$12.07

Income from investment operations[a]:

Net investment income[b]	0.15	0.33	0.35	0.36	0.39	0.36

Net realized and unrealized gains (losses)	(0.21)	(0.33)	(0.05)	(0.10)	(0.30)	(0.10)

Total from investment operations	(0.06)	—	0.30	0.26	0.09	0.26

Less distributions from net investment income	(0.15)	(0.33)	(0.35)	(0.36)	(0.39)	(0.36)

Net asset value, end of period	$10.98	$11.19	$11.52	$11.57	$11.67	$11.97

Total return[c]	(0.51)%	0.04%	2.64%	2.28%	0.87%	2.17%

Ratios to average net assets[d]

Expenses	1.17%	1.16%	1.16%	1.16%	1.15%	1.15%

Net investment income	2.73%	2.90%	3.04%	3.12%	3.48%	3.00%

Supplemental data

Net assets, end of period (000’s)	$568,451	$614,981	$665,206	$674,478	$700,352	$963,878

Portfolio turnover rate	6.69%	17.44%	4.14%	6.54%	4.74%	12.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Period Ended November 30, 2017 (unaudited)[a]

Class R6

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.15

Income from investment operations[b]:

Net investment income[c]	0.13

Net realized and unrealized gains (losses)	(0.19)

Total from investment operations	(0.06)

Less distributions from net investment income	(0.09)

Net asset value, end of period	$11.00

Total return[d]	(0.51)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.49%

Expenses net of waiver and payments by affiliates	0.48%

Net investment income	3.42%

Supplemental data

Net assets, end of period (000’s)	$2,596

Portfolio turnover rate	6.69%

aFor the period August 1, 2017 (effective date) to November 30, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	| Semiannual Report	11

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended November 30, 2017	Year Ended May 31,
	(unaudited)	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.21	$11.55	$11.59	$11.69	$11.99	$12.09

Income from investment operations[a]:

Net investment income[b]	0.19	0.40	0.42	0.44	0.47	0.44

Net realized and unrealized gains (losses)	(0.21)	(0.33)	(0.04)	(0.10)	(0.31)	(0.10)

Total from investment operations	(0.02)	0.07	0.38	0.34	0.16	0.34

Less distributions from net investment income	(0.19)	(0.41)	(0.42)	(0.44)	(0.46)	(0.44)

Net asset value, end of period	$11.00	$11.21	$11.55	$11.59	$11.69	$11.99

Total return[c]	(0.18)%	0.61%	3.40%	2.94%	1.53%	2.84%

Ratios to average net assets[d]

Expenses	0.52%	0.51%	0.51%	0.51%	0.50%	0.50%

Net investment income	3.38%	3.55%	3.69%	3.77%	4.13%	3.65%

Supplemental data

Net assets, end of period (000’s)	$312,685	$312,544	$274,034	$271,828	$180,654	$254,797

Portfolio turnover rate	6.69%	17.44%	4.14%	6.54%	4.74%	12.08%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, November 30, 2017 (unaudited)

	Principal Amount	Value
Municipal Bonds 97.0%
New York 96.6%
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/40	$3,000,000	$3,280,560
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny Buffalo, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/45	3,800,000	4,155,376
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,241,695
Obligated Group, Catholic Health System Inc. Project, 5.25%, 7/01/35	1,000,000	1,125,450
Obligated Group, Catholic Health System Inc. Project, 5.00%, 7/01/40	1,000,000	1,094,850
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40	1,250,000	1,354,738
Iona College Project, Refunding, Series A, 5.00%, 7/01/45	1,425,000	1,536,606
Dutchess County Local Development Corp. Revenue,
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/31	10,550,000	12,264,586
Vassar College Project, Refunding, 5.00%, 7/01/42	5,000,000	5,840,400
Vassar College Project, Refunding, 4.00%, 7/01/46	5,715,000	6,002,693
Erie County Fiscal Stability Authority Revenue,
Sales Tax and State Aid Secured, Series D, 5.00%, 9/01/37	1,300,000	1,552,109
Sales Tax and State Aid Secured, Series D, 5.00%, 9/01/38	2,000,000	2,384,080
Sales Tax and State Aid Secured, Series D, 5.00%, 9/01/39	1,600,000	1,905,760
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/28	8,100,000	9,263,646
Hempstead Town Local Development Corp. Revenue,
Hofstra University Project, Refunding, 5.00%, 7/01/42	1,250,000	1,444,313
Hofstra University Project, Refunding, 5.00%, 7/01/47	5,250,000	6,033,300
Hudson Yards Infrastructure Corp. Revenue,
Hudson Yards, Senior, Fiscal 2012, Series A, 5.25%, 2/15/47	35,000,000	38,254,650
Second Indenture, Refunding, Fiscal 2017, Series A, 4.00%, 2/15/36	8,310,000	8,938,651
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/42	20,000,000	23,228,200
Second Indenture, Refunding, Fiscal 2017, Series A, 4.00%, 2/15/44	16,955,000	17,986,034
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/45	15,000,000	17,342,850
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	24,072,840
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,576,950
General, Refunding, Series B, 5.00%, 9/01/36	5,000,000	5,776,200
General, Refunding, Series B, 5.00%, 9/01/41	10,000,000	11,560,700
General, Refunding, Series B, 5.00%, 9/01/46	18,000,000	20,659,860
General, Series A, BHAC Insured, Pre-Refunded, 5.50%, 5/01/33	5,000,000	5,271,850
General, Series A, Pre-Refunded, 6.00%, 5/01/33	42,000,000	44,574,600
Monroe County IDC Revenue,
The Rochester General Hospital Projects, 5.00%, 12/01/46	15,000,000	16,786,650
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,854,053
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,332,560
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,039,043
University of Rochester Project, Series A, 5.00%, 7/01/38	6,350,000	7,195,947
University of Rochester Project, Series B, 5.00%, 7/01/43	5,000,000	5,649,400
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34	63,750,000	67,952,400
Green Bonds, Climate Bond Certified, Refunding, Series B, Subseries B-1, 5.00%, 11/15/46	25,000,000	28,982,750
Green Bonds, Climate Bond Certified, Refunding, Series B, Subseries B-2, 5.00%, 11/15/39	4,775,000	5,568,366
Green Bonds, Climate Bond Certified, Series A, 5.00%, 11/15/47	30,375,000	35,204,321
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/35	6,000,000	7,104,720
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/42	5,000,000	5,854,450

franklintempleton.com	Semiannual Report	13

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
MTA Dedicated Tax Fund Revenue, (continued)
Green Bonds, Climate Bond Certified, Series B, Subseries B-1, 5.00%, 11/15/47	$13,505,000	$15,749,666
Series A, Pre-Refunded, 5.50%, 11/15/39	22,845,000	23,749,662
MTA Revenue,
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/41	6,000,000	6,865,380
Transportation, Green Bonds, Climate Bond Certified, Refunding, Series A, Subseries A-1, 5.00%, 11/15/51	2,505,000	2,854,723
[a] Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 4.00%, 11/15/37	8,500,000	9,051,735
[a] Transportation, Green Bonds, Climate Bond Certified, Refunding, Series C, Subseries C-1, 4.00%, 11/15/38	5,000,000	5,310,900
Transportation, Refunding, Series B, 5.00%, 11/15/34	10,210,000	11,862,693
Transportation, Refunding, Series C, Subseries C-1, 5.00%, 11/15/39	2,440,000	2,814,198
Transportation, Refunding, Series C, Subseries C-2a, 4.00%, 11/15/38	10,000,000	10,570,100
Transportation, Refunding, Series D, 5.00%, 11/15/31	6,215,000	7,328,169
Transportation, Refunding, Series D, 5.25%, 11/15/40	21,500,000	23,750,190
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/34	5,000,000	5,825,300
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/35	5,000,000	5,821,400
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	8,958,789
Transportation, Series A, Subseries A-1, 5.00%, 11/15/45	10,000,000	11,390,200
Transportation, Series B, 5.00%, 11/15/38	11,320,000	12,746,546
Transportation, Series B, 5.00%, 11/15/43	10,670,000	11,922,445
Transportation, Series C, 6.50%, 11/15/28	2,825,000	2,966,391
Transportation, Series C, 5.00%, 11/15/38	10,000,000	11,260,200
Transportation, Series C, 5.00%, 11/15/42	10,000,000	11,189,900
Transportation, Series C, 5.00%, 11/15/47	16,125,000	17,989,856
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	12,175,000	12,771,332
Nassau County GO,
General Improvement, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/30	270,000	284,288
General Improvement, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/31	285,000	299,820
General Improvement, Refunding, Series C, Assured Guaranty, 5.125%, 10/01/35	1,275,000	1,343,200
General Improvement, Refunding, Series C, Assured Guaranty, 5.25%, 10/01/39	1,320,000	1,393,300
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	29,799,204
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/30	5,465,000	5,797,764
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	5,740,000	6,089,509
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/35	25,935,000	27,572,277
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	26,870,000	28,626,492
Sewer and Storm Water Resources District, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,045,958
Nassau County Sewer and Storm Water Finance Authority System Revenue, Series A, BHAC Insured, Pre-Refunded, 5.375%, 11/01/28	2,000,000	2,072,780
New York City Educational Construction Fund Revenue,
Series A, 5.75%, 4/01/41	20,000,000	22,325,200
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	19,806,287
New York City GO,
Citysavers, Series B, zero cpn., 12/01/17	1,107,250	1,107,250
Citysavers, Series B, zero cpn., 6/01/18	1,107,250	1,100,164
Citysavers, Series B, zero cpn., 12/01/18	1,080,375	1,065,736
Citysavers, Series B, zero cpn., 6/01/19	1,107,250	1,080,277
Citysavers, Series B, zero cpn., 12/01/19	1,107,250	1,069,902
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,575,100
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,481

14	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2009, Series J, Subseries J-1, 5.00%, 5/15/33	$19,500,000	$20,441,655
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	7,988,292
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,309,114
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	12,481,480
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	11,337,300
Fiscal 2013, Series A, Subseries A-1, 5.00%, 10/01/29	7,355,000	8,353,956
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,584,200
Fiscal 2014, Series A, Subseries A-1, 4.00%, 8/01/39	10,000,000	10,670,700
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	24,105,250
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,600,500
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,617,560
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,450,510
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,718,940
Fiscal 2017, Refunding, Series B, Subseries B-1, 5.00%, 12/01/41	7,000,000	8,126,090
Fiscal 2018, Refunding, Series A, 5.00%, 8/01/28	5,005,000	6,111,055
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/36	5,000,000	5,891,900
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/37	4,000,000	4,702,280
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/38	5,000,000	5,873,200
Fiscal 2018, Series B, Subseries B-1, 5.00%, 10/01/39	6,000,000	7,042,260
Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/41	5,000,000	5,365,300
Refunding, Series C, 5.00%, 8/01/32	5,000,000	5,844,800
Refunding, Series D, 5.125%, 8/01/19	10,000	10,027
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	10,000	10,030
Series D, Subseries D-1, 5.125%, 12/01/28	4,140,000	4,153,207
Series E, Subseries E-1, 6.00%, 10/15/23	3,055,000	3,182,210
Series E, Subseries E-1, 6.25%, 10/15/28	260,000	271,292
Series E, Subseries E-1, Pre-Refunded, 6.00%, 10/15/23	3,945,000	4,104,378
Series E, Subseries E-1, Pre-Refunded, 6.25%, 10/15/28	9,740,000	10,154,340
Series I, Subseries I-1, 5.375%, 4/01/36	5,050,000	5,302,904
Series I, Subseries I-1, Pre-Refunded, 5.375%, 4/01/36	12,450,000	13,075,239
Subseries D-1, Pre-Refunded, 5.125%, 12/01/28	6,090,000	6,090,000
New York City HDC,
MFHR, Series A-1, 4.80%, 11/01/35	5,610,000	5,853,362
MFHR, Series C-1, 5.25%, 11/01/29	6,110,000	6,391,182
MFHR, Series C-1, 5.50%, 11/01/34	3,000,000	3,113,910
MFHR, Series C-1, 5.55%, 11/01/39	3,300,000	3,406,128
MFHR, Series C-1, 5.70%, 11/01/46	12,500,000	12,933,750
New York City IDAR, Pilot, Yankee Stadium Project, Series A, Assured Guaranty, 7.00%, 3/01/49	19,000,000	20,223,980
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	5,100,000	5,221,788
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	1,450,000	1,484,786
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	34,717,766
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	43,186,365
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,709,700
Second General Resolution, Fiscal 2017, Refunding, Series AA, 4.00%, 6/15/46	24,290,000	25,842,617
Second General Resolution, Fiscal 2017, Refunding, Series DD, 5.00%, 6/15/47	33,800,000	39,257,686
Second General Resolution, Fiscal 2018, Series BB, Subseries BB-1, 5.00%, 6/15/46	15,875,000	18,518,346
Second General Resolution, Fiscal 2018, Series CC-1, 5.00%, 6/15/48	20,000,000	23,348,400

franklintempleton.com	Semiannual Report	15

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	$75,000,000	$75,318,000
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	10,043,900
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	30,835,800
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	51,437,500
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	30,664,695
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	31,392,300
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	32,999,517
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/34	740,000	774,573
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/38	20,000,000	20,934,400
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%, 5/01/34	19,260,000	20,187,369
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	17,250,000	18,714,870
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/37	10,000,000	11,102,400
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/34	5,000,000	5,642,600
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/36	8,250,000	9,301,710
Future Tax Secured, Subordinate, Fiscal 2013, Series I, 5.00%, 5/01/42	45,000,000	50,802,750
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/38	17,000,000	19,348,890
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/39	24,135,000	27,425,566
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/40	18,300,000	20,595,186
Future Tax Secured, Subordinate, Fiscal 2015, Series A, Subseries A-1, 5.00%, 8/01/34	5,115,000	5,911,661
Future Tax Secured, Subordinate, Fiscal 2015, Series B, Subseries B-1, 5.00%, 8/01/34	5,000,000	5,778,750
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/34	10,000,000	11,600,500
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/35	10,000,000	11,551,000
Future Tax Secured, Subordinate, Fiscal 2017, Refunding, Series C, 5.00%, 11/01/33	6,500,000	7,728,695
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 5.00%, 5/01/40	13,415,000	15,546,778
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	11,664,000
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	21,840,000	25,494,269
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, senior lien, Series A, 5.00%, 11/15/46	5,000,000	5,771,050
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000	55,892,000
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%, 7/15/47	17,500,000	18,889,500
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	20,024,280
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	35,497,980
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	86,360,000	109,315,352
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	365,000	365,982
Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded, 5.00%, 7/01/39	7,250,000	7,644,617
Lease, Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/28	4,000,000	4,495,440
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,249,884
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	3,974,737
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46	10,000,000	13,650,400
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	10,547,500
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	23,147,960
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC Insured, 5.25%, 7/01/30	5,150,000	6,222,951

16	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured, 5.25%, 7/01/34	$13,220,000	$15,895,199
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/33	11,000,000	11,238,040
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	5,000,000	5,108,200
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000	1,504,620
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,705,000	4,028,113
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,513,933
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%, 8/01/24	2,500,000	2,510,425
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series 2, Subseries 2-4, 5.00%, 1/15/27	5,000,000	5,021,950
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series 2, Subseries 2-4, 5.00%, 1/15/28	5,000,000	5,022,200
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City Issue, Refunding, Series 2, Subseries 2-5, 5.00%, 1/15/32	20,000,000	20,083,400
Non-State Supported Debt, The New School, AGMC Insured, Pre-Refunded, 5.50%, 7/01/43	13,000,000	14,259,960
Non-State Supported Debt, The New School, Pre-Refunded, 5.50%, 7/01/40	10,000,000	10,969,200
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	6,236,285
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	9,594,970
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,867,700
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/40	6,745,000	7,890,975
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/43	3,000,000	3,496,080
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000	5,694,800
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,910,350
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,129,200
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/38	27,800,000	28,401,592
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/39	20,000,000	21,056,400
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/38	26,995,000	27,579,172
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/39	19,650,000	20,703,633
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	49,665,000	50,810,772
Non-State Supported Debt, New York University, Series C, Pre-Refunded, 5.00%, 7/01/38	25,000,000	25,541,000
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/22	2,300,000	2,411,090
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/36	11,000,000	12,524,380
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/21	3,090,000	3,242,244
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/23	2,150,000	2,250,706
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E, 5.50%, 5/01/33	3,000,000	3,145,080
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-Refunded, 5.25%, 5/01/30	8,750,000	9,201,675
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-Refunded, 5.50%, 5/01/30	3,000,000	3,165,270
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-Refunded, 5.50%, 5/01/37	13,000,000	13,716,170
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%, 5/01/39	10,000,000	10,943,600

franklintempleton.com	Semiannual Report	17

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series E, Pre-Refunded, 5.00%, 5/01/21	$2,500,000	$2,620,375
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/27	2,025,000	2,356,817
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/30	1,000,000	1,160,550
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/32	1,000,000	1,154,620
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/34	7,250,000	8,328,292
Non-State Supported Debt, NYU Hospitals Center, Series A, Pre-Refunded, 6.00%, 7/01/40	4,500,000	4,992,660
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/29	3,775,000	3,974,396
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000	5,083,400
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	265,000	288,937
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	395,000	429,882
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/24	710,000	771,671
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/31	45,000	47,448
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured Guaranty, 5.125%, 10/01/36	60,000	63,587
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/21	4,735,000	5,177,817
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	7,645,000	7,880,696
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/22	6,750,000	7,381,260
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/24	12,020,000	13,144,110
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	300,000	320,670
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, Pre-Refunded, 5.625%, 10/01/29	2,700,000	2,899,692
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	3,955,000	4,203,216
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/36	4,940,000	5,261,100
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/26	2,400,000	2,837,112
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29	1,375,000	1,605,698
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30	1,675,000	1,943,519
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31	3,700,000	4,276,645
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34	2,000,000	2,280,820
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,630,000
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,652,274
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/35	2,000,000	2,345,260
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/36	1,500,000	1,756,215
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/37	2,000,000	2,336,160
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/38	1,000,000	1,166,260

18	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/42	$3,750,000	$4,356,525
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%, 7/01/46	4,000,000	4,632,560
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	7,096,574
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	1,485,000	1,562,027
Non-State Supported Debt, University of Rochester, Series A, Pre-Refunded, 5.125%, 7/01/39	9,015,000	9,508,661
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,761,090
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	5,771,000
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/37	25,000,000	27,651,500
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%, 7/01/42	15,000,000	16,584,000
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded, 5.00%, 7/01/33	14,210,000	14,517,504
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded, 5.00%, 7/01/38	10,785,000	11,018,387
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/32	2,190,000	2,196,373
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/33	645,000	661,267
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/38	1,420,000	1,454,918
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/33	8,360,000	8,578,614
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/38	20,840,000	21,384,966
State Supported Debt, Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33	4,990,000	5,004,521
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, 5.00%, 2/15/33	990,000	1,014,968
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, Pre-Refunded, 5.00%, 2/15/33	3,285,000	3,370,903
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	20,000,000	21,002,200
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/29	3,000,000	3,364,800
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/30	1,000,000	1,120,250
New York State Dormitory Authority Sales Tax Revenue,
Sales Tax, Group C, Series A, 4.00%, 3/15/46	25,000,000	26,780,750
Series A, 5.00%, 3/15/34	10,000,000	11,881,500
Series A, 5.00%, 3/15/35	28,445,000	33,698,791
Series A, 5.00%, 3/15/36	51,550,000	60,938,286
Series A, 5.00%, 3/15/44	25,000,000	29,288,250
Series A, 4.00%, 3/15/45	5,435,000	5,826,646
Series B, 5.00%, 3/15/40	12,640,000	14,609,818
Series B, 5.00%, 3/15/41	10,520,000	12,151,442
State Supported Debt, Series A, 5.00%, 3/15/31	15,685,000	18,237,577
State Supported Debt, Series A, 5.00%, 3/15/43	16,675,000	18,654,489
State Supported Debt, Series A, 5.00%, 3/15/44	37,250,000	42,444,512

franklintempleton.com	Semiannual Report	19

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority State Personal Income Tax Revenue,
2017, Series A, 5.00%, 2/15/34	$915,000	$949,276
2017, Series A, 5.00%, 2/15/39	1,265,000	1,310,553
2017, Series A, Pre-Refunded, 5.00%, 2/15/34	15,595,000	16,224,726
2017, Series A, Pre-Refunded, 5.00%, 2/15/39	19,420,000	20,204,180
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	31,520,616
Education, Series A, Pre-Refunded, 5.00%, 3/15/38	5,000,000	5,219,050
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	242,105
General Purpose, Bidding Group 3 Bonds, Refunding, Series B, 5.00%, 2/15/41	5,000,000	5,867,950
General Purpose, Refunding, Series A, 5.00%, 3/15/31	5,000,000	5,856,200
General Purpose, Refunding, Series A, 5.00%, 2/15/37	5,000,000	5,859,750
General Purpose, Refunding, Series A, 5.00%, 2/15/38	5,000,000	5,850,900
General Purpose, Refunding, Series A, 5.00%, 2/15/39	8,945,000	10,451,517
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,695,634
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	10,994,500
Series A, 5.00%, 2/15/39	10,000,000	11,628,700
Series A, 5.00%, 2/15/41	4,000,000	4,641,480
Series A, 5.00%, 2/15/42	11,950,000	13,856,383
Series A, 5.00%, 2/15/43	26,035,000	30,166,754
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000	15,606
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000	20,808
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinated SRF, Refunding, Series A, 5.00%, 6/15/31	5,000,000	5,775,950
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinated SRF, Refunding, Series A, 5.00%, 6/15/46	15,000,000	17,620,050
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinated SRF, Refunding, Series B, 5.00%, 6/15/33	6,510,000	6,640,786
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinated SRF, Refunding, Series B, 5.00%, 6/15/37	8,010,000	8,170,921
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinated SRF, Series A, 5.125%, 6/15/38	35,000,000	36,814,050
[a] Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinated SRF, Series E, 5.00%, 6/15/47	5,000,000	5,826,000
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,229,860
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,531,920
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,683,515
Children’s Rescue Fund Housing, Series A, 7.625%, 5/01/18	70,000	69,997
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	35,000	35,096
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,031,700
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series A, 5.00%, 1/01/46	25,000,000	28,484,500
New York State Thruway Authority General Revenue,
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,025,100
Refunding, Series H, NATL Insured, 5.00%, 1/01/37	54,810,000	54,939,352
Refunding, Series I, 5.00%, 1/01/37	21,250,000	23,512,912
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,024,000
Series I, 5.00%, 1/01/42	45,000,000	49,681,350

20	Semiannual Report	franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	$10,000,000	$11,325,500
Series A, 5.00%, 4/01/27	27,000,000	30,615,030
Series A, 5.00%, 4/01/28	11,600,000	13,147,904
Series A, 5.00%, 4/01/30	9,000,000	10,188,990
Series A, 5.00%, 4/01/31	10,250,000	11,599,515
Series A, 5.00%, 4/01/32	11,100,000	12,551,547
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, 5.625%, 1/01/28	3,780,000	3,946,849
Empire State Development Corp., Service Contract, Series B, 5.00%, 1/01/26	8,830,000	9,012,869
Empire State Development Corp., Service Contract, Series B, 5.00%, 1/01/27	7,730,000	7,889,161
Empire State Development Corp., Service Contract, Series B, 5.00%, 1/01/28	5,460,000	5,572,094
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/38	15,000,000	17,572,950
State Personal Income Tax, Series A-1, Pre-Refunded, 5.00%, 12/15/27	5,000,000	5,006,050
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%, 3/15/36	10,000,000	10,431,600
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,019
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,840,288
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	26,497,250
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	30,720,280
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	26,431,000
Consolidated, Refunding, Two Hundred Fifth Series, 5.00%, 11/15/47	26,340,000	30,915,521
Consolidated, Refunding, Two Hundred Third Series, 5.00%, 10/15/47	10,000,000	11,648,500
Rockland County IDA Civic Facility Revenue,
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/32	2,000,000	2,000,000
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/37	3,320,000	3,320,000
Sales Tax Asset Receivable Corp. Revenue,
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/27	32,000,000	38,286,400
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/30	4,900,000	5,810,665
Saratoga County Water Authority Revenue, Water System, Pre-Refunded, 5.00%, 9/01/48	7,225,000	7,422,604
Schenectady County Capital Resource Corp. Revenue,
Union College Project, Refunding, 5.00%, 1/01/40	2,600,000	3,039,634
Union College Project, Refunding, 5.00%, 1/01/47	6,590,000	7,658,568
Triborough Bridge and Tunnel Authority Revenue,
General, Refunding, Series C, 5.00%, 11/15/33	12,190,000	12,633,106
General, Refunding, Series C, 5.00%, 11/15/38	7,080,000	7,320,295
General, Series A-2, 5.25%, 11/15/34	6,180,000	6,415,582
General, Series A-2, Pre-Refunded, 5.25%, 11/15/34	3,820,000	3,964,129
General, Series C, Pre-Refunded, 5.00%, 11/15/33	19,650,000	20,345,413
General, Series C, Pre-Refunded, 5.00%, 11/15/38	11,295,000	11,694,730
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	5,826,371
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	17,102,850
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	36,355,532
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/36	21,080,000	24,867,654
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/37	18,190,000	21,408,902
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/38	8,055,000	9,465,753
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/38	3,000,000	3,525,420
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/42	5,750,000	6,725,947
MTA Bridges and Tunnels, General, Series A, 5.00%, 11/15/47	13,000,000	15,148,120
MTA Bridges and Tunnels, General, Series B, 5.00%, 11/15/45	5,000,000	5,694,750

franklintempleton.com	Semiannual Report	21

FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Triborough Bridge and Tunnel Authority Revenue, (continued)
MTA Bridges and Tunnels, General, Series C, 5.00%, 11/15/38	$5,000,000	$5,616,550
Subordinate, Series D, 5.00%, 11/15/31	18,810,000	19,426,780
Subordinate, Series D, Pre-Refunded, 5.00%, 11/15/31	30,145,000	31,211,832
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%, 9/01/40	42,500,000	45,729,575
Utility Debt Securitization Authority Revenue,
Restructuring, 5.00%, 12/15/41	10,000,000	11,989,700
Restructuring, Refunding, 5.00%, 12/15/34	9,950,000	11,917,612
Restructuring, Refunding, Series A, 5.00%, 12/15/34	33,870,000	40,309,703
Restructuring, Refunding, Series A, 5.00%, 12/15/35	20,000,000	23,718,200
Restructuring, Refunding, Series B, 5.00%, 12/15/33	5,750,000	6,867,627
Western Nassau County Water Authority Water System Revenue,
Series A, 5.00%, 4/01/40	1,400,000	1,576,960
Series A, 5.00%, 4/01/45	2,250,000	2,521,868

		4,429,940,726

U.S. Territories 0.4%
Puerto Rico 0.4%
[b] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	10,884,375
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 6.00%, 8/01/42	50,000,000	5,000,000
First Subordinate, Series C, 5.50%, 8/01/40	35,000,000	3,500,000

		19,384,375

Total Municipal Bonds before Short Term Investments (Cost $4,334,245,465)		4,449,325,101

Short Term Investments 1.5%
Municipal Bonds 1.5%
New York 1.5%
[c] MTA Dedicated Tax Fund Revenue, Refunding, Series A-1, LOC Toronto Dominion Bank, Daily VRDN and Put, 0.95%, 11/01/31	41,825,000	41,825,000
[c] New York City GO, Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.94%, 6/01/44	8,100,000	8,100,000
[c] New York City Transitional Finance Authority Revenue, Future Tax Secured, Senior, Multi-Modal, Fiscal 2003, Refunding, Subseries A-4, SPA Toronto Dominion Bank, Daily VRDN and Put, 0.95%, 11/01/29	12,000,000	12,000,000
[c] Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.92%, 12/01/37	4,640,000	4,640,000

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
New York (continued)
[c] Triborough Bridge and Tunnel Authority Revenue, MTA Bridges and Tunnels, General, Refunding,
Subseries B-2, LOC Wells Fargo Bank, Daily VRDN and Put, 0.93%, 1/01/32	$ 1,100,000	$ 1,100,000
Total Short Term Investments (Cost $67,665,000)		67,665,000
Total Investments (Cost $4,401,910,465) 98.5%		4,516,990,101
Other Assets, less Liabilities 1.5%		68,773,820
Net Assets 100.0%		$4,585,763,921

See Abbreviations on page 33.

aSecurity purchased on a when-issued basis. See Note 1(b).

bSee Note 6 regarding defaulted securities.

cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	| Semiannual Report	23

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities

November 30, 2017 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$4,401,910,465

Value - Unaffiliated issuers	$4,516,990,101
Cash	41,988,009
Receivables:
Capital shares sold	3,395,302
Interest	53,105,392
Other assets	1,009

Total assets	4,615,479,813

Liabilities:
Payables:
Investment securities purchased	20,144,095
Capital shares redeemed	6,518,951
Management fees	1,741,348
Distribution fees	596,311
Transfer agent fees	659,885
Trustees’ fees and expenses	1,201
Accrued expenses and other liabilities	54,101

Total liabilities	29,715,892

Net assets, at value	$4,585,763,921

Net assets consist of:
Paid-in capital	$4,725,739,893
Undistributed net investment income	2,755,283
Net unrealized appreciation (depreciation)	115,079,636
Accumulated net realized gain (loss)	(257,810,891)

Net assets, at value	$4,585,763,921

Class A:
Net assets, at value	$3,702,032,750

Shares outstanding	336,744,567

Net asset value per share[a]	$10.99

Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.48

Class C:
Net assets, at value	$568,450,760

Shares outstanding	51,770,919

Net asset value and maximum offering price per share[a]	$10.98

Class R6:
Net assets, at value	$2,595,746

Shares outstanding	235,900

Net asset value and maximum offering price per share	$11.00

Advisor Class:
Net assets, at value	$312,684,665

Shares outstanding	28,426,040

Net asset value and maximum offering price per share	$11.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statement of Operations
for the six months ended November 30, 2017 (unaudited)

Investment income:
Interest:
Unaffiliated issuers	$92,613,401

Expenses:
Management fees (Note 3a)	10,727,697
Distribution fees: (Note 3c)
Class A	1,815,996
Class C	1,943,847
Transfer agent fees: (Note 3e)
Class A	1,034,001
Class C	161,401
Class R6	84
Advisor Class	86,065
Custodian fees	20,256
Reports to shareholders	68,523
Registration and filing fees	22,041
Professional fees	212,390
Trustees’ fees and expenses	39,445
Other	96,227

Total expenses	16,227,973
Expenses waived/paid by affiliates (Note 3f)	(54)

Net expenses	16,227,919

Net investment income	76,385,482

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(82,878,346)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(4,625,461)

Net realized and unrealized gain (loss)	(87,503,807)

Net increase (decrease) in net assets resulting from operations	$(11,118,325)

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	| Semiannual Report	25

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 76,385,482	$169,020,820
Net realized gain (loss)	(82,878,346)	(13,281,510)
Net change in unrealized appreciation (depreciation)	(4,625,461)	(134,438,285)

Net increase (decrease) in net assets resulting from operations	(11,118,325)	21,301,025

Distributions to shareholders from:
Net investment income:
Class A	(63,534,646)	(141,705,422)
Class C	(8,268,657)	(19,377,752)
Class R6	(7,011)	—
Advisor Class	(5,418,370)	(10,361,740)

Total distributions to shareholders	(77,228,684)	(171,444,914)

Capital share transactions: (Note 2)
Class A	(118,783,963)	(117,487,814)
Class C	(35,470,046)	(30,088,960)
Class R6	2,622,724	—
Advisor Class	6,086,176	47,134,677

Total capital share transactions	(145,545,109)	(100,442,097)
Net increase (decrease) in net assets	(233,892,118)	(250,585,986)
Net assets:
Beginning of period	4,819,656,039	5,070,242,025

End of period	$4,585,763,921	$4,819,656,039

Undistributed net investment income included in net assets:

End of period	$ 2,755,283	$3,598,485

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees. Effective August 1, 2017, the Fund began offering a new class of shares, Class R6.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

c. Income Taxes (continued)

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At November 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	9,885,769	$110,042,090	27,505,272	$311,889,210
Shares issued in reinvestment of distributions	4,703,023	52,284,274	10,263,043	116,424,875
Shares redeemed	(25,273,297)	(281,110,327)	(48,335,424)	(545,801,899)

Net increase (decrease)	(10,684,505)	$(118,783,963)	(10,567,109)	$(117,487,814)

Class C Shares:
Shares sold	1,892,890	$21,042,174	6,878,950	$78,399,723
Shares issued in reinvestment of distributions	668,809	7,429,849	1,488,931	16,876,140
Shares redeemed	(5,754,172)	(63,942,069)	(11,126,862)	(125,364,823)

Net increase (decrease)	(3,192,473)	$(35,470,046)	(2,758,981)	$(30,088,960)

Class R6 Shares[a]:
Shares sold	246,566	$2,740,283
Shares issued in reinvestment of distributions	630	6,969
Shares redeemed	(11,296)	(124,528)

Net increase (decrease)	235,900	$2,622,724

Advisor Class Shares:
Shares sold	4,435,842	$49,393,951	11,511,857	$130,144,607
Shares issued in reinvestment of distributions	426,597	4,744,448	788,760	8,943,467
Shares redeemed	(4,319,227)	(48,052,223)	(8,153,445)	(91,953,397)

Net increase (decrease)	543,212	$6,086,176	4,147,172	$47,134,677

[a]For the period August 1, 2017 (effective date) to November 30, 2017.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended November 30, 2017, the annualized effective investment management fee rate was 0.452% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$198,691

CDSC retained	$27,313

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2017, the Fund paid transfer agent fees of $1,281,551, of which $386,448 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Investor Services has voluntarily agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03%. Investor Services may discontinue this waiver in the future.

g. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended November 30, 2017, these purchase and sale transactions aggregated $166,480,000 and $72,980,000, respectively.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2017, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2018	$7,152,557
Capital loss carryforwards not subject to expiration:
Short term	64,287,659
Long term	95,594,247
Total capital loss carryforwards	$167,034,463

At November 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$4,409,852,139

Unrealized appreciation	$214,470,373
Unrealized depreciation	(107,332,411)

Net unrealized appreciation (depreciation)	$107,137,962

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2017, aggregated $309,061,120 and $519,504,806, respectively.

6. Defaulted Securities

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2017, the aggregate value of these securities was $19,384,375, representing 0.4% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

7. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2017, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
GO	General Obligation
HDC	Housing Development Corp.
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
XLCA	XL Capital Assurance

franklintempleton.com	Semiannual Report	33

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin New York Tax-Free Income Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017-2018 Franklin Templeton Investments. All rights reserved.	115 S 01/18

Item 2. Code of Ethics.

(a)    The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)    N/A

(d)    N/A

(f)    Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                N/A

Item 5. Audit Committee of Listed Registrants.                  N/A

Item 6. Schedule of Investments.                                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                                                                                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                                                                                                     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)    Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date January 25, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date January 25, 2018